Contingent liabilities and commitments - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Contingent liabilities
Acceptances and endorsements	£ 42	£ 32
Other items serving as direct credit substitutes	870	485
Performance bonds and other transaction-related contingencies	2,248	2,270
Total Contingent liabilities	3,118	2,755
Total contingent liabilities	£ 3,160	£ 2,787